Income Tax - Changes in Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [line items]
Beginning balance	$ 488,352	$ 577,469	$ 339,894
Profit or Loss	(265,427)	(401,511)	186,121
Other Comprehensive Income	(89,386)	304,137	50,816
Effect of Foreign Currency Exchange Differences	1,611	8,257	638
Ending balance	135,150	488,352	577,469
Deferred Income Tax Assets [Member]
Disclosure of income tax [line items]
Beginning balance	752,712	912,054	696,112
Profit or Loss	(108,929)	(188,248)	185,767
Other Comprehensive Income	(28,745)	30,797	31,206
Effect of Foreign Currency Exchange Differences	(305)	(1,891)	(1,031)
Ending balance	614,733	752,712	912,054
Deferred Income Tax Assets [Member] | Deferred tax assets convertible bonds [member]
Disclosure of income tax [line items]
Beginning balance	232,582	220,754	95,623
Profit or Loss	(120,794)	11,828	125,131
Ending balance	111,788	232,582	220,754
Deferred Income Tax Assets [Member] | Post employment benefit obligations [member]
Disclosure of income tax [line items]
Beginning balance	243,526	193,689	165,371
Profit or Loss	(12,559)	19,610	(2,254)
Other Comprehensive Income	(1,810)	30,227	30,572
Ending balance	229,157	243,526	193,689
Deferred Income Tax Assets [Member] | Unrealized losses on inventories [member]
Disclosure of income tax [line items]
Beginning balance	50,380
Profit or Loss	19,594
Effect of Foreign Currency Exchange Differences	(231)
Ending balance	69,743	50,380
Deferred Income Tax Assets [Member] | Provisions [member]
Disclosure of income tax [line items]
Beginning balance	70,678
Profit or Loss	(29,175)
Ending balance	41,503	70,678
Deferred Income Tax Assets [Member] | Compensated absences payable [member]
Disclosure of income tax [line items]
Beginning balance	69,876
Profit or Loss	3,469
Effect of Foreign Currency Exchange Differences	(36)
Ending balance	73,309	69,876
Deferred Income Tax Assets [Member] | Other temporary differences [member]
Disclosure of income tax [line items]
Beginning balance	274,210	319,077	332,786
Profit or Loss		(43,697)	(13,352)
Other Comprehensive Income		570	634
Effect of Foreign Currency Exchange Differences		(1,740)	(991)
Ending balance		274,210	319,077
Deferred Income Tax Assets [Member] | Other temporary differences [member] | After certain reclassifications [member]
Disclosure of income tax [line items]
Beginning balance	85,670
Profit or Loss	30,536
Other Comprehensive Income	(26,935)
Effect of Foreign Currency Exchange Differences	(38)
Ending balance	89,233	85,670
Deferred Income Tax Assets [Member] | Unrealized sales allowance [member]
Disclosure of income tax [line items]
Beginning balance	2,394	4,352	47,722
Profit or Loss		(1,807)	(43,330)
Effect of Foreign Currency Exchange Differences		(151)	(40)
Ending balance		2,394	4,352
Deferred Income Tax Assets [Member] | Unrealized losses on financial liabilities at fair value through profit or loss [member]
Disclosure of income tax [line items]
Beginning balance	0	174,182	54,610
Profit or Loss		(174,182)	119,572
Other Comprehensive Income		0	0
Effect of Foreign Currency Exchange Differences		0	0
Ending balance		0	174,182
Deferred income tax liabilities [Member]
Disclosure of income tax [line items]
Beginning balance	(264,360)	(334,585)	(356,218)
Profit or Loss	(156,498)	(213,263)	354
Other Comprehensive Income	(60,641)	273,340	19,610
Effect of Foreign Currency Exchange Differences	1,916	10,148	1,669
Ending balance	(479,583)	(264,360)	(334,585)
Deferred income tax liabilities [Member] | Other temporary differences [member]
Disclosure of income tax [line items]
Beginning balance	(61,330)	(43,849)	(60,003)
Profit or Loss	39,678	(33,782)	15,182
Other Comprehensive Income	(10,981)	10,981	0
Effect of Foreign Currency Exchange Differences	697	5,320	972
Ending balance	(31,936)	(61,330)	(43,849)
Deferred income tax liabilities [Member] | Gains from investment for using equity method [member]
Disclosure of income tax [line items]
Beginning balance	0
Profit or Loss	(176,749)
Other Comprehensive Income	0
Effect of Foreign Currency Exchange Differences	0
Ending balance	(176,749)	0
Deferred income tax liabilities [Member] | Unrealized gain on available-for-sale financial assets [member]
Disclosure of income tax [line items]
Beginning balance	(140,514)	(263,038)	(282,648)
Profit or Loss	(21,291)	(139,835)	0
Other Comprehensive Income	(49,660)	262,359	19,610
Ending balance	(211,465)	(140,514)	(263,038)
Deferred income tax liabilities [Member] | Unrealized gain on property, plant and equipment [member]
Disclosure of income tax [line items]
Beginning balance	(62,516)	(27,698)	(13,567)
Profit or Loss	1,864	(39,646)	(14,828)
Effect of Foreign Currency Exchange Differences	1,219	4,828	697
Ending balance	$ (59,433)	$ (62,516)	$ (27,698)